Exhibit 99.1

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

Collection Period	31-Jul-26	30/360 Days	30	Collection Period Start	1-Jul-26
Distribution Date	17-Aug-26	Actual/360 Days	33	Collection Period End	31-Jul-26
				Prior Month Settlement Date	15-Jul-26
				Current Month Settlement Date	17-Aug-26

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,424,116,746.73	404,478,115.48	378,937,728.43	0.291024
Yield Supplement Overcollaterization		122,033,411.09	19,359,310.78	17,695,349.79
Total Adjusted Pool Balance		1,302,083,335.64	385,118,804.70	361,242,378.64
Total Adjusted Securities		1,302,083,335.64	385,118,804.70	361,242,378.64	0.277434
Class A-1 Notes	5.51200%	279,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	5.47000%	145,000,000.00	0.00	0.00	0.000000
Class A-2b Notes	4.00539%	293,000,000.00	0.00	0.00	0.000000
Class A-3 Notes	5.28000%	438,000,000.00	238,035,469.06	214,159,043.00	0.488948
Class A-4 Notes	5.18000%	95,000,000.00	95,000,000.00	95,000,000.00	1.000000
Certificates	0.00000%	52,083,335.64	52,083,335.64	52,083,335.64	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	0.00	0.00	—	—
Class A-2b Notes	0.00	0.00	—	—
Class A-3 Notes	23,876,426.06	1,047,356.06	54.5123883	2.3912239
Class A-4 Notes	0.00	410,083.33	—	4.3166666
Certificates	0.00	0.00	—	—

Total Securities	23,876,426.06	1,457,439.39

I. COLLECTIONS

Interest:
Interest Collections				1,936,147.39
Repurchased Loan Proceeds Related to Interest				0.00

Total Interest Collections				1,936,147.39
Principal:
Principal Collections				25,235,896.99
Repurchased Loan Proceeds Related to Principal				0.00

Total Principal Collections				25,235,896.99
Recoveries of Defaulted Receivables				230,723.34

Total Collections				27,402,767.72

II. COLLATERAL POOL BALANCE DATA

			Number	Amount
Adjusted Pool Balance - Beginning of Period			33,621	385,118,804.70
Total Principal Payment				23,876,426.06

			31,469	361,242,378.64

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

III. DISTRIBUTIONS

Total Collections	27,402,767.72
Reserve Account Draw	0.00
Total Available for Distribution	27,402,767.72
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	337,065.10
Servicing Fee Paid	337,065.10
Servicing Fee Shortfall	0.00
3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Change in Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,047,356.06
Class A-3 Notes Monthly Interest Paid	1,047,356.06
Change in Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	410,083.33
Class A-4 Notes Monthly Interest Paid	410,083.33
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

Total Note Monthly Interest
Total Note Monthly Interest Due		1,457,439.39
Total Note Monthly Interest Paid		1,457,439.39
Total Note Interest Carryover Shortfall		0.00
Change in Total Note Interest Carryover Shortfall		0.00
Total Available for Principal Distribution		25,608,263.23
4. Total Monthly Principal Paid on the Notes		23,876,426.06
Total Noteholders’ Principal Carryover Shortfall		0.00
Total Noteholders’ Principal Distributable Amount		23,876,426.06
Change in Total Noteholders’ Principal Carryover Shortfall		0.00
5. Total Monthly Principal Paid on the Certificates		0.00
Total Certificateholders’ Principal Carryover Shortfall		0.00
Total Certificateholders’ Principal Distributable Amount		0.00
Change in Total Certificateholders’ Principal Carryover Shortfall		0.00
Remaining Available Collections		1,731,837.17
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Certificateholder		1,731,837.17

V. RESERVE ACCOUNT

Initial Reserve Account Amount		3,255,208.34
Required Reserve Account Amount		3,255,208.34
Beginning Reserve Account Balance		3,255,208.34
Deposit of Remaining Available Collections		0.00
Ending Reserve Account Balance		3,255,208.34
Required Reserve Account Amount for Next Period		3,255,208.34

VI. POOL STATISTICS

Weighted Average Coupon		5.72%
Weighted Average Remaining Maturity		31.65

	Amount	Number
Principal on Defaulted Receivables	304,490.06	19
Principal Recoveries of Defaulted Receivables	230,723.34

Monthly Net Losses	73,766.72
Pool Balance at Beginning of Collection Period	404,478,115.48
Net Loss Ratio for Third Preceding Collection Period	0.60%
Net Loss Ratio for Second Preceding Collection Period	-0.62%
Net Loss Ratio for Preceding Collection Period	0.13%
Net Loss Ratio for Current Collection Period	0.22%
Four-Month Average Net Loss Ratio	0.08%
Cumulative Net Losses for all Periods	6,057,715.91

Nissan Auto Receivables 2024-A Owner Trust

Servicer’s Certificate

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,315,715.99	187	0.88%
61-90 Days Delinquent	584,555.02	35	0.15%
91-120 Days Delinquent	208,590.50	14	0.06%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,108,861.51	236	1.08%
61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.19%	0.11%
Delinquency Ratio for Second Preceding Collection Period	0.22%	0.15%
Delinquency Ratio for Preceding Collection Period	0.24%	0.17%
Delinquency Ratio for Current Collection Period	0.21%	0.16%
Four-Month Average Delinquency Ratio	0.21%	0.15%
60 Day Delinquent Receivables	804,034.36
Delinquency Percentage	0.21%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No
Principal Balance of Extensions	1,807,238.30
Number of Extensions	97

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

			NO

2. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?			NO

3. Has there been an issuance of notes or other securities backed by the Receivables?			NO

4. Has there been a material change in the underwriting, origination or acquisition of Receivables?			NO